Santander Group - Off-shore entities (Details) € in Millions		12 Months Ended
	Dec. 05, 2017 country	Dec. 31, 2018 EUR (€) employee subsidiary country company item	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Disclosure of detailed information about business combination [line items]
Profit (loss) | €		€ 9,315.0	€ 8,207.0	€ 7,486.0
Number of employees | employee		202,713	202,251	188,492
Number of territories included in blacklist in which entity has no presence | country		4
Number of subsidiaries | subsidiary		719
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary		4
Number of subsidiaries in process of liquidation | item		1
Number of branches | item		4
Number of employees | employee		144
Number of subsidiaries domiciled in off-shore territories not considered to be off-shore entities | item		4
Number of jurisdictions that comply with OECD standards on transparency and exchange of information for fiscal purposes. | item		4
Number of countries blacklisted | country	5
Number of territories included in blacklist in which entity has no presence | item		5
Cayman Islands [Member] | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches | item		2
Jersey And Isle Of Man [Member] | Off-shore entities
Disclosure of detailed information about business combination [line items]
Profit (loss) | €		€ 0.2
Isle Of Man [Member] | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary		1
Number of branches | item		1
Jersey [Member] | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary		2
Number of branches | item		1
HONG KONG
Disclosure of detailed information about business combination [line items]
Number of branches | company		1
Number of subsidiaries | company		2
PERU
Disclosure of detailed information about business combination [line items]
Number of subsidiaries in liquidation | company		1
Number of subsidiaries | company		6
SWITZERLAND
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | company		6
URUGUAY
Disclosure of detailed information about business combination [line items]
Number of subsidiaries in liquidation | company		6
Number of subsidiaries | company		12
PANAMA
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | company		1
UK
Disclosure of detailed information about business combination [line items]
Number of tax resident | subsidiary		3
UK | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary		4
SPAIN
Disclosure of detailed information about business combination [line items]
Number of tax resident | subsidiary		1
UNITED STATES
Disclosure of detailed information about business combination [line items]
Number of tax resident | subsidiary		1